Financial asset at fair value through profit or loss - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021 CNY (¥)
Company Engaging In EV Charging Hardware And Technology Industry [Member]
Disclosure of reconciliation of changes in fair value measurement assets
Purchase of Financial Asset At Fair Value Through Profit or Loss	¥ 5,000,000.0
Financial assets at fair value through profit or loss, category | Equity investments [member]
Disclosure of reconciliation of changes in fair value measurement assets
Gains losses recognised in profit or loss including exchange differences, Fair value measurement, Assets	¥ 0